Stockholders' Equity - Share based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended			6 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended		1 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Maximum	Jun. 30, 2014 Minimum	Jun. 30, 2014 Restricted Stock Unit	Dec. 31, 2013 Restricted Stock Unit	Dec. 31, 2012 Restricted Stock Unit	Dec. 31, 2011 Restricted Stock Unit	Jun. 30, 2014 Restricted Stock Unit Maximum	Jun. 30, 2014 Restricted Stock Unit Minimum	Feb. 28, 2013 2009 Plan	Jun. 30, 2014 Nonemployee Directors	Jun. 30, 2014 Nonemployee Directors Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares available for grant														4,675,600
Plan description								The fair value of restricted stock units is equal to the fair value of the Company's common stock on the date of grant and generally vest at rates of 25% or 33% at the end of the first year and then pro rata monthly thereafter over the remaining vesting term of three or two years.							Options issued to recipients other than nonemployee directors generally vest over four years with a one year cliff and monthly thereafter, and have a maximum contractual term of 10 years.
Term of stock options	4 years											3 years	2 years
Contractual term						5 years										10 years
Stock options granted percentage of fair market value	110.00%
Ownership percentage							10.00%
Vesting percentage												33.00%	25.00%
Weighted-average grant-date fair value of stock options granted	$ 6.33		$ 4.11	$ 1.51	$ 2.02
Total fair value of options vested	$ 4.6		$ 4.0	$ 3.6	$ 5.5
Total intrinsic value of options exercised	10.0		52.6	6.1	4.9
Cash received from options exercised	0.6	1.3	7.1	5.4	4.8
Unrecognized compensation expense, net of forfeitures	24.6		15.4
Unrecognized compensation expense, expected to be recognized over a weighted-average period	3 years 7 days		2 years 11 months 9 days					3 years 4 days	3 years 6 months
Total grant date fair value of restricted stock units granted									0.5
Total grant date fair value of restricted stock units vested									0.1	0.3	0.4
Unrecognized compensation expense, net of forfeitures								0.1	0.5
Stock-based compensation expense	5.1	2.9	6.1	4.4	4.8
Income tax benefit recognized relating to stock-based compensation expense	1.4	0.8	4.4	1.7	2.6
Actual tax benefit realized from stock options exercised	$ 3.8	$ 2.7	$ 19.9	$ 2.4	$ 1.6